Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2022		482.2
Balance, beginning of period at Dec. 31, 2022	$ 22,842	$ 14,656	$ 1,623	$ 10	$ 1,008	$ 3,733	$ 1,812
Increase (Decrease) in Equity [Roll Forward]
Net earnings	830					764	66
Other comprehensive income (loss)	(380)				(339)		(41)
Common shares issued (shares)		4.2
Common shares issued	232	$ 233		(1)
Subsidiary dividends paid to non-controlling interests	(40)						(40)
Dividends declared on common shares	(274)					(274)
Dividends on preference shares	(33)					(33)
Other	0			(1)			1
Balance, end of period (shares) at Jun. 30, 2023		486.4
Balance, end of period at Jun. 30, 2023	23,177	$ 14,889	1,623	8	669	4,190	1,798
Balance, beginning of period (shares) at Mar. 31, 2023		484.4
Balance, beginning of period at Mar. 31, 2023	23,083	$ 14,773	1,623	8	967	3,896	1,816
Increase (Decrease) in Equity [Roll Forward]
Net earnings	346					311	35
Other comprehensive income (loss)	(334)				(298)		(36)
Common shares issued (shares)		2.0
Common shares issued	115	$ 116		(1)
Subsidiary dividends paid to non-controlling interests	(17)						(17)
Dividends on preference shares	(17)					(17)
Other	1			1
Balance, end of period (shares) at Jun. 30, 2023		486.4
Balance, end of period at Jun. 30, 2023	23,177	$ 14,889	1,623	8	669	4,190	1,798
Balance, beginning of period (shares) at Dec. 31, 2023		490.6
Balance, beginning of period at Dec. 31, 2023	23,332	$ 15,108	1,623	9	653	4,112	1,827
Increase (Decrease) in Equity [Roll Forward]
Net earnings	899					826	73
Other comprehensive income (loss)	567				508		59
Common shares issued (shares)		4.6
Common shares issued	238	$ 238
Subsidiary dividends paid to non-controlling interests	(54)						(54)
Dividends declared on common shares	(291)					(291)
Dividends on preference shares	(36)					(36)
Other	2			(1)			3
Balance, end of period (shares) at Jun. 30, 2024		495.2
Balance, end of period at Jun. 30, 2024	24,657	$ 15,346	1,623	8	1,161	4,611	1,908
Balance, beginning of period (shares) at Mar. 31, 2024		493.0
Balance, beginning of period at Mar. 31, 2024	24,015	$ 15,232	1,623	8	998	4,279	1,875
Increase (Decrease) in Equity [Roll Forward]
Net earnings	387					349	38
Other comprehensive income (loss)	181				163		18
Common shares issued (shares)		2.2
Common shares issued	114	$ 114
Subsidiary dividends paid to non-controlling interests	(24)						(24)
Dividends on preference shares	(18)					(18)
Other	2					1	1
Balance, end of period (shares) at Jun. 30, 2024		495.2
Balance, end of period at Jun. 30, 2024	$ 24,657	$ 15,346	$ 1,623	$ 8	$ 1,161	$ 4,611	$ 1,908